IFRS 7 Disclosure (Structural Interest Rate Sensitivity Measures) (Details) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Oct. 31, 2023
100 bps decrease [member]
StructuralInterestRateSensitivityMeasuresTable [Table]
EVE Sensitivity	$ 1,722	$ 1,056	$ 1,599
NII Sensitivity	(1,152)	(1,216)	(1,099)
100 bps increase [member]
StructuralInterestRateSensitivityMeasuresTable [Table]
EVE Sensitivity	(2,136)	(1,610)	(2,211)
NII Sensitivity	969	$ 1,135	$ 920
Canada [member] | 100 bps decrease [member]
StructuralInterestRateSensitivityMeasuresTable [Table]
EVE Sensitivity	320
NII Sensitivity	(605)
Canada [member] | 100 bps increase [member]
StructuralInterestRateSensitivityMeasuresTable [Table]
EVE Sensitivity	(402)
NII Sensitivity	579
United States [member] | 100 bps decrease [member]
StructuralInterestRateSensitivityMeasuresTable [Table]
EVE Sensitivity	1,402
NII Sensitivity	(547)
United States [member] | 100 bps increase [member]
StructuralInterestRateSensitivityMeasuresTable [Table]
EVE Sensitivity	(1,734)
NII Sensitivity	$ 390